Form N-1A Supplement	May 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM FUNDS TRUST
SUPPLEMENT DATED MAY 26, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
DATED OCTOBER 1, 2025 OF
PUTNAM MORTGAGE OPPORTUNITIES FUND (THE “FUND”)
I. Proposed Conversion of the Fund to an Exchange-Traded Fund
At a meeting on May 21, 2026, Franklin Advisers, Inc. (“Franklin Advisers”), the investment manager of the Fund, recommended and the Fund’s Board of Trustees (the “Board”) approved and recommended that shareholders approve the proposed conversion of the Fund from a mutual fund to an exchange-traded fund through the reorganization of the Fund with and into a newly-organized exchange-traded fund (the “ETF”).
The proposed reorganization is subject to approval by Fund shareholders. A special meeting of shareholders of the Fund to consider the proposed reorganization is currently scheduled for November 3, 2026, although the special meeting may be postponed or adjourned to a later date. If shareholders approve the proposed reorganization:
●	The Fund will be converted from a mutual fund to an exchange-traded fund. The conversion is anticipated to occur in or around the first quarter of 2027.
●
The ETF will be managed using a different investment goal, investment strategies, and investment policies than those currently used by the Fund and will be managed by a different portfolio management team. The principal risks of an investment in the ETF will be substantially similar to the principal risks of an investment in the Fund, except that the ETF will also be subject to risks associated with investing in high-yield debt, loans, foreign and developing market securities, and inflation-linked instruments. In addition, as a shareholder of the ETF, you will also be subject to risks related to its ETF structure.

●	If you are an existing shareholder of the Fund, and your account can hold shares of an exchange-traded fund, your Fund shares will be converted, and no action is needed by you.
●	If you hold shares of the Fund in an account that cannot hold shares of an exchange-traded fund (i.e., your account is not permitted to purchase securities traded in the stock market), there are certain actions you can take, described below, so that you will be able to receive shares of the ETF.
The Board, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Fund, determined that the Fund’s participation in the proposed reorganization is in the best interests of the Fund and that the interests of existing shareholders of the Fund will not be diluted as a result of the proposed reorganization.
Pursuant to an Agreement and Plan of Reorganization approved by the Board (the “Plan”), the proposed reorganization, if approved by shareholders, will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund.
Following the conversion, the ETF will be managed using a different investment goal, investment strategies, and investment policies than those currently used by the Fund. Although the Fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives, the ETF will invest in a diversified portfolio of U.S. and non‑U.S. debt securities (including fixed, floating, and variable rate instruments) across multiple fixed income sectors. A full description of the ETF, the similarities and differences between it and the Fund, a summary of the considerations of the Fund’s Board of Trustees in recommending the proposed reorganization, and the terms of the proposed reorganization will be contained in a prospectus/proxy statement (the “Prospectus/Proxy Statement”), which, subject to regulatory review, is expected to be mailed to Fund shareholders on or around September 3, 2026 to shareholders of record as of August 6, 2026. The Prospectus/Proxy Statement will solicit votes from Fund shareholders to approve the proposed reorganization.
Franklin Advisers believes that the proposed reorganization will provide multiple benefits for shareholders of the Fund, including lower net expenses, additional trading flexibility with respect to Fund shares, and increased portfolio holdings transparency.
Completion of the proposed reorganization is subject to a number of conditions under the Plan, including shareholder approval. The Prospectus/Proxy Statement will include: (i) information about voting on the proposed reorganization, (ii) details regarding the proposed reorganization and the ETF, and (iii) a summary of the Board of Trustees’ considerations in approving the proposed reorganization. If shareholders of the Fund do not approve the proposed reorganization, the reorganization will not proceed.
If shareholders approve the proposed reorganization, Franklin Advisers currently expects that the Fund will make dispositions of certain portfolio holdings before the reorganization. These sales would result in brokerage commissions and/or other transaction costs.
Importantly, in order to receive shares of the ETF as part of the proposed reorganization, Fund shareholders must hold their shares of the Fund through a brokerage account that can accept shares of the ETF. If Fund shareholders do not hold their shares of the Fund through that type of brokerage account, the ETF shares the shareholder receives as part of the proposed reorganization will be held by a transfer agent of the ETF for the account and benefit of the shareholder for a term of approximately nine months. If the shareholder has not established an appropriate account to hold the ETF shares and informed the transfer agent of the ETF of the new account by a certain date, the shares will be liquidated and the proceeds sent to the shareholder. For shareholders that do not currently hold their shares of the Fund through a brokerage account that can hold shares of the ETF, information will be provided regarding additional actions that those shareholders must take in order to receive shares of the ETF as part of the proposed reorganization. No further action is required for shareholders that hold shares of the Fund through a brokerage account that can hold shares of the ETF.
Upon the closing of the proposed reorganization (if approved by shareholders), each shareholder of the Fund will receive shares of the ETF having the same aggregate net asset value (“NAV”) as the shares of the Fund they held on the date of the reorganization and become a shareholder of the ETF. However, before the reorganization, the Fund will, for each shareholder of record, redeem the number of shares and/or fractional shares as is necessary so that the shareholder will receive a whole number of ETF shares upon the closing of the reorganization, with the shareholder receiving cash equal to the NAV of any redeemed Fund shares and/or fractional shares. The distribution of redemption proceeds to shareholders may be a taxable event and those shareholders are encouraged to consult their tax advisors to determine the effect of any such redemption.
It is anticipated that the proposed reorganization will qualify as a tax‑free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the proposed reorganization, except to the extent that they receive cash in connection with the redemption of any shares and/or fractional shares before the reorganization, as described above. It is anticipated that the proposed reorganization, if approved by shareholders, would occur in or around the first quarter of 2027.
II. Waivers of Sales Charges
Effective July 27, 2026, any front‑end sales charges applicable to the purchase of Fund shares or contingent deferred sales charges applicable to the redemption of Fund shares will be waived.
III. Close of Fund to New Investors
If shareholders approve the proposed reorganization, effective November 5, 2026, the Fund will not accept purchase orders from new investors.

PUTNAM MORTGAGE OPPORTUNITIES FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM FUNDS TRUST
SUPPLEMENT DATED MAY 26, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
DATED OCTOBER 1, 2025 OF
PUTNAM MORTGAGE OPPORTUNITIES FUND (THE “FUND”)
I. Proposed Conversion of the Fund to an Exchange-Traded Fund
At a meeting on May 21, 2026, Franklin Advisers, Inc. (“Franklin Advisers”), the investment manager of the Fund, recommended and the Fund’s Board of Trustees (the “Board”) approved and recommended that shareholders approve the proposed conversion of the Fund from a mutual fund to an exchange-traded fund through the reorganization of the Fund with and into a newly-organized exchange-traded fund (the “ETF”).
The proposed reorganization is subject to approval by Fund shareholders. A special meeting of shareholders of the Fund to consider the proposed reorganization is currently scheduled for November 3, 2026, although the special meeting may be postponed or adjourned to a later date. If shareholders approve the proposed reorganization:
●	The Fund will be converted from a mutual fund to an exchange-traded fund. The conversion is anticipated to occur in or around the first quarter of 2027.
●
The ETF will be managed using a different investment goal, investment strategies, and investment policies than those currently used by the Fund and will be managed by a different portfolio management team. The principal risks of an investment in the ETF will be substantially similar to the principal risks of an investment in the Fund, except that the ETF will also be subject to risks associated with investing in high-yield debt, loans, foreign and developing market securities, and inflation-linked instruments. In addition, as a shareholder of the ETF, you will also be subject to risks related to its ETF structure.

●	If you are an existing shareholder of the Fund, and your account can hold shares of an exchange-traded fund, your Fund shares will be converted, and no action is needed by you.
●	If you hold shares of the Fund in an account that cannot hold shares of an exchange-traded fund (i.e., your account is not permitted to purchase securities traded in the stock market), there are certain actions you can take, described below, so that you will be able to receive shares of the ETF.
The Board, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Fund, determined that the Fund’s participation in the proposed reorganization is in the best interests of the Fund and that the interests of existing shareholders of the Fund will not be diluted as a result of the proposed reorganization.
Pursuant to an Agreement and Plan of Reorganization approved by the Board (the “Plan”), the proposed reorganization, if approved by shareholders, will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund.
Following the conversion, the ETF will be managed using a different investment goal, investment strategies, and investment policies than those currently used by the Fund. Although the Fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives, the ETF will invest in a diversified portfolio of U.S. and non‑U.S. debt securities (including fixed, floating, and variable rate instruments) across multiple fixed income sectors. A full description of the ETF, the similarities and differences between it and the Fund, a summary of the considerations of the Fund’s Board of Trustees in recommending the proposed reorganization, and the terms of the proposed reorganization will be contained in a prospectus/proxy statement (the “Prospectus/Proxy Statement”), which, subject to regulatory review, is expected to be mailed to Fund shareholders on or around September 3, 2026 to shareholders of record as of August 6, 2026. The Prospectus/Proxy Statement will solicit votes from Fund shareholders to approve the proposed reorganization.
Franklin Advisers believes that the proposed reorganization will provide multiple benefits for shareholders of the Fund, including lower net expenses, additional trading flexibility with respect to Fund shares, and increased portfolio holdings transparency.
Completion of the proposed reorganization is subject to a number of conditions under the Plan, including shareholder approval. The Prospectus/Proxy Statement will include: (i) information about voting on the proposed reorganization, (ii) details regarding the proposed reorganization and the ETF, and (iii) a summary of the Board of Trustees’ considerations in approving the proposed reorganization. If shareholders of the Fund do not approve the proposed reorganization, the reorganization will not proceed.
If shareholders approve the proposed reorganization, Franklin Advisers currently expects that the Fund will make dispositions of certain portfolio holdings before the reorganization. These sales would result in brokerage commissions and/or other transaction costs.
Importantly, in order to receive shares of the ETF as part of the proposed reorganization, Fund shareholders must hold their shares of the Fund through a brokerage account that can accept shares of the ETF. If Fund shareholders do not hold their shares of the Fund through that type of brokerage account, the ETF shares the shareholder receives as part of the proposed reorganization will be held by a transfer agent of the ETF for the account and benefit of the shareholder for a term of approximately nine months. If the shareholder has not established an appropriate account to hold the ETF shares and informed the transfer agent of the ETF of the new account by a certain date, the shares will be liquidated and the proceeds sent to the shareholder. For shareholders that do not currently hold their shares of the Fund through a brokerage account that can hold shares of the ETF, information will be provided regarding additional actions that those shareholders must take in order to receive shares of the ETF as part of the proposed reorganization. No further action is required for shareholders that hold shares of the Fund through a brokerage account that can hold shares of the ETF.
Upon the closing of the proposed reorganization (if approved by shareholders), each shareholder of the Fund will receive shares of the ETF having the same aggregate net asset value (“NAV”) as the shares of the Fund they held on the date of the reorganization and become a shareholder of the ETF. However, before the reorganization, the Fund will, for each shareholder of record, redeem the number of shares and/or fractional shares as is necessary so that the shareholder will receive a whole number of ETF shares upon the closing of the reorganization, with the shareholder receiving cash equal to the NAV of any redeemed Fund shares and/or fractional shares. The distribution of redemption proceeds to shareholders may be a taxable event and those shareholders are encouraged to consult their tax advisors to determine the effect of any such redemption.
It is anticipated that the proposed reorganization will qualify as a tax‑free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the proposed reorganization, except to the extent that they receive cash in connection with the redemption of any shares and/or fractional shares before the reorganization, as described above. It is anticipated that the proposed reorganization, if approved by shareholders, would occur in or around the first quarter of 2027.
II. Waivers of Sales Charges
Effective July 27, 2026, any front‑end sales charges applicable to the purchase of Fund shares or contingent deferred sales charges applicable to the redemption of Fund shares will be waived.
III. Close of Fund to New Investors
If shareholders approve the proposed reorganization, effective November 5, 2026, the Fund will not accept purchase orders from new investors.